Operating Revenues - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Operating Revenue [line items]
Estimated period of recognizing revenues	1 year to 3 years	1 year to 3 years
Bottom of range [member]
Disclosure of Operating Revenue [line items]
Estimated period of recognizing revenues	1 year	1 year
Top of range [member]
Disclosure of Operating Revenue [line items]
Estimated period of recognizing revenues	3 years	3 years